Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other current assets [Abstract]
Prepaid expenses	$ 14,816	$ 11,008
Input tax receivable	12,962	10,505
Deposits in connection with projects under construction	10	749
Short-Term loan to associate	34,431	0
Others	2,909	1,496
Other current assets	$ 65,128	$ 23,758